Financial instruments and risk management - Credit risk - Additional information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer
Commodity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Description of hedging strategy	Rio Tinto’s exposure to commodity prices is diversified by virtue of its broad commodity base and the Group does not generally consider that commodity fixed price hedging would provide a long-term benefit to shareholders.
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Description of customers receivable owing	The Group had approximately 113 customers (2017: 115 customers) that owed the Group more than US$5 million each and these balances accounted for approximately 84% (2017: 78%) of all trade receivables. There were 17 customers (2017: 23 customers) with balances greater than US$20 million accounting for just over 34% (2017: 35%) of all trade receivables.
Credit risk [member] | More than US dollar 5 million
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customer	78	113
Per cent of trade receivables	90.00%	84.00%
Credit risk [member] | Greater than US dollar 20 million
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customer	22	17
Per cent of trade receivables	55.00%	34.00%
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Description of hedging strategy	Under normal market conditions, the Group does not consider that active currency hedging of transactions would provide long-term benefits to shareholders. The Group reviews its exposure on a regular basis and will undertake hedging if deemed appropriate. Currency protection measures may be deemed appropriate in specific commercial circumstances. Capital expenditures and other significant financial items such as acquisitions, disposals, tax and dividend cash flows may be hedged subject to strict limits laid down by the board. Refer to section B for details of the cross-currency interest rate swaps, and the currency forward and option contracts used to manage the currency risk exposures
Interest rate swaps [Member] | Credit risk [member] | More than US dollar 5 million
Disclosure of detailed information about financial instruments [line items]
Amount of receivable held at year end (more than)	$ 5,000,000
Interest rate swaps [Member] | Credit risk [member] | Greater than US dollar 20 million
Disclosure of detailed information about financial instruments [line items]
Amount of receivable held at year end (more than)		$ 20,000,000
Fair value hedges [member] | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	151,000,000	70,000,000
Hedged item, liabilities	$ 298,000,000	$ 358,000,000